Summary of Significant Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Impairment of long-lived assets	$ 0	$ 0	$ 0